Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (177,711)	$ (406,284)	$ (1,289,051)	$ (1,511,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			136,622	198,802
Amortization of operating lease right-of-use assets				6,781
Loss on disposal of equipment				1,927
Provision for doubtful receivables	16,949		16,949
Stock-based compensation	65,705	104,778	155,154	277,348
Unrealized foreign exchange loss			(481)
Changes in operating assets and liabilities:
Accounts receivable			1,101,443	2,857,968
Prepaid expenses			(64,566)	27,061
Accounts payable and accrued liabilities			(1,028,828)	(2,894,270)
Net cash used in operating activities			(972,758)	(1,035,900)
Cash flows from investing activities:
Acquisition of equipment			(13,227)	(6,130)
Security deposits			(4,049)	7,195
Long-term cash equivalent				15,815
Net cash (used in) provided by investing activities			(17,276)	16,880
Cash flows from financing activities:
Payments on operating lease liabilities				(7,605)
Net cash used in financing activities				(7,605)
Change in cash			(990,034)	(1,026,625)
Cash, beginning of period			2,780,517	1,469,224
Cash, end of period	$ 1,790,483	$ 442,599	1,790,483	442,599
Supplementary information:
Interest paid
Income taxes paid			$ 8,322	$ 15,431